Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Entity Registrant Name	Grab Holdings Ltd
Entity Central Index Key	0001855612
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1